As filed with the Securities and Exchange Commission on July 6, 2018
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21167
NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
(Exact name of registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of principal executive offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman California Intermediate Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: April 30, 2018
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609.  The OMB has

reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.
Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Intermediate Municipal
Closed-End Funds

Neuberger Berman California Intermediate
Municipal Fund Inc.

Neuberger Berman Intermediate Municipal
Fund Inc.

Neuberger Berman New York Intermediate
Municipal Fund Inc.

Semi-Annual Report

April 30, 2018

Contents

President’s Letter	1

PORTFOLIO COMMENTARIES	2

SCHEDULES OF INVESTMENTS
California Intermediate Municipal Fund Inc.	6
Intermediate Municipal Fund Inc.	12
New York Intermediate Municipal Fund Inc.	23

FINANCIAL STATEMENTS	29

FINANCIAL HIGHLIGHTS/PER SHARE DATA
California Intermediate Municipal Fund Inc.	40
Intermediate Municipal Fund Inc.	41
New York Intermediate Municipal Fund Inc.	42

Distribution Reinvestment Plan for each Fund	45
Directory	48
Proxy Voting Policies and Procedures	49
Quarterly Portfolio Schedule	49
Privacy Notice	Located after the Funds’ Report

The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC. ©2018 Neuberger Berman Investment Advisers LLC. All rights reserved.

President’s Letter

Dear Stockholder,

I am pleased to present this semi-annual report for Neuberger Berman California Intermediate Municipal Fund Inc. (NBW), Neuberger Berman Intermediate Municipal Fund Inc. (NBH), and Neuberger Berman New York Intermediate Municipal Fund Inc. (NBO and, together with NBW and NBH, the “Funds”) for the six months ended April 30, 2018. The report includes portfolio commentaries, listings of the Funds’ investments and their unaudited financial statements for the reporting period.

Each Fund’s investment objective is to provide a high level of current income exempt from regular federal income tax and, for each state-specific Fund, a high level of current income exempt from that state’s personal income taxes (and, in the case of NBO, New York City personal income tax).

We maintain a conservative investment philosophy and disciplined investment process in an effort to provide you with tax-exempt current income over the long term with less volatility and risk.

On April 16, 2018, NBH decreased its monthly distribution rate to $0.06244 per share of common stock from the prior monthly distribution rate of $0.0675 per share. NBW decreased its monthly distribution rate to $0.04480 per share of common stock from the prior monthly distribution rate of $0.0512 per share. NBO decreased its monthly distribution rate to $0.03933 per share of common stock from the prior monthly distribution rate of $0.0437 per share. The Funds’ decrease in distribution rates is the result of numerous factors, including the current level of yields available in the municipal market and the impact on the Funds’ levels of earnings, expected increased costs of leverage associated with forecasted interest-rate hikes and the amount of available undistributed net investment income, and with respect to NBW and NBO, the lack thereof.

Thank you for your confidence in the Funds. We will continue to do our best to earn your trust in the years to come.

Sincerely,

Robert Conti
President and CEO
Neuberger Berman California Intermediate Municipal Fund Inc.
Neuberger Berman Intermediate Municipal Fund Inc.
Neuberger Berman New York Intermediate Municipal Fund Inc.

Neuberger Berman Intermediate Municipal Closed-End Funds Portfolio Commentaries

For six months ended April 30, 2018, on a net asset value (NAV) basis, two of the three Neuberger Berman Intermediate Municipal Closed-End Funds outperformed their benchmark, the Bloomberg Barclays 10-Year Municipal Bond Index (the Index). The California Intermediate Municipal Fund, Intermediate Municipal Fund and New York Intermediate Municipal Fund posted -1.14%, -0.93% and -2.02% total returns, respectively, whereas the benchmark generated a -1.53% total return for the same period. (Fund performance on a market basis is provided in the table immediately following this commentary.) The use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) detracted from performance given the negative price return for the municipal market during the reporting period.

While it produced a negative total return, the municipal bond market outperformed the taxable bond market on a relative basis during the reporting period. Municipal securities were supported by overall positive fundamentals, as well as by solid investor demand at times. However, this wasn’t enough to overcome the negative impact from rising Treasury yields. Short-term yields moved higher as the U.S. Federal Reserve (Fed) raised interest rates twice over the period and continued reducing its balance sheet. Meanwhile, longer-term Treasury yields moved higher given expectations of improving growth following the passage of the tax reform bill and, more recently, concerns that the Fed may take a more aggressive approach in terms of future rate hikes. All told, the Bloomberg Barclays Municipal Bond Index returned -0.97% for the six months ended April 30, 2018, whereas the overall taxable investment grade bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned -1.87%.

The Funds’ yield curve positioning contributed to performance as the curve flattened over the reporting period. The Funds maintained a lower quality relative to that of the benchmark as they sought to generate additional yield. This was positive for results given the relative outperformance of lower quality bonds. From a sector perspective, an overweight to revenue bonds added to results as they largely outperformed general obligation bonds. In particular, an overweight and security selection of tobacco securitization bonds contributed to performance. On the downside, several of the Funds’ holdings experienced idiosyncratic risks that caused them to generate weak results.

Looking ahead, we believe investors are rightly focused on the potential for rising rates—both inflation and interest—and the implications this may have for fixed income portfolios going forward. Specific to the municipal bond market, we believe that technicals continue to look promising for 2018. In our opinion, significantly-reduced new issue supply should help maintain demand for municipal products. At this time, we also believe that the modest reduction in top marginal tax brackets should have little impact on demand from most individual investors in the tax-exempt market. That said, we have seen a reduction in demand from U.S. banks, and property & casualty insurance companies, as some of these institutions process the impact of the cut in the corporate tax rate to 21%. Elsewhere, we continue to track the progress on the Trump administration’s infrastructure spending proposals. We believe that there are significant challenges for the current proposals and are skeptical that the proposals will lead to a meaningful increase in municipal supply this year. We continue to closely follow the primary and secondary markets in order to seek attractive buying opportunities for our investors.

Sincerely,

James L. Iselin and S. Blake Miller
Portfolio Co-Managers

The portfolio composition, industries and holdings of each Fund are subject to change without notice.

The opinions expressed are those of the Funds’ portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The value of securities owned by a Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.

TICKER SYMBOLS
California Intermediate Municipal Fund Inc.	NBW
Intermediate Municipal Fund Inc.	NBH
New York Intermediate Municipal Fund Inc.	NBO

CALIFORNIA INTERMEDIATE
MUNICIPAL FUND INC. PORTFOLIO
BY STATE AND TERRITORY
(as a % of Total Investments*)
American Samoa	0.4%
California	89.9
Florida	0.4
Georgia	0.4
Guam	1.5
Illinois	1.3
Louisiana	0.4
Nevada	0.7
New Jersey	0.5
North Carolina	0.5
Ohio	0.7
Pennsylvania	1.6
Puerto Rico	0.7
Tennessee	0.4
Texas	0.2
Virgin Islands	0.4
Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

NEW YORK INTERMEDIATE
MUNICIPAL FUND INC. PORTFOLIO
BY STATE AND TERRITORY
(as a % of Total Investments*)
American Samoa	0.4%
California	3.7
Georgia	0.4
Guam	1.9
Illinois	0.9
Louisiana	0.5
Nevada	0.9
New York	86.8
Ohio	0.4
Pennsylvania	1.9
Puerto Rico	0.0
Texas	0.3
Virgin Islands	0.4
Other	1.5
Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.
PERFORMANCE HIGHLIGHTS[1]
		Six Months
		Period	Average Annual Total Return
	Inception	Ended	Ended 04/30/2018
At NAV[2]	Date	04/30/2018	1 Year	5 Years	10 Years	Life of Fund
California Intermediate
Municipal Fund Inc.	09/24/2002	-1.14%	2.08%	3.70%	5.72%	5.55%
Intermediate Municipal
Fund Inc.	09/24/2002	-0.93%	2.49%	4.31%	6.21%	5.94%
New York Intermediate
Municipal Fund Inc.	09/24/2002	-2.02%	0.79%	2.92%	4.81%	4.97%
At Market Price[3]
California Intermediate
Municipal Fund Inc.	09/24/2002	-7.20%	-7.58%	0.46%	4.96%	4.21%
Intermediate Municipal
Fund Inc.	09/24/2002	-6.73%	-4.64%	1.89%	6.12%	4.97%
New York Intermediate
Municipal Fund Inc.	09/24/2002	-4.72%	-4.21%	-0.71%	4.29%	3.64%
Index
Bloomberg Barclays 10-Year
Municipal Bond Index[4]		-1.53%	1.11%	2.41%	4.57%	4.33%

Closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/cef-performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of a Fund’s common stock.

The investment return and market price will fluctuate and shares of a Fund’s common stock may trade at prices above or below NAV. Shares of a Fund’s common stock, when sold, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC (“Management”) had not waived a portion of its investment management fees during certain of the periods shown. The waived fees are from prior years that are no longer disclosed in the Financial Highlights.

INTERMEDIATE MUNICIPAL FUND INC. PORTFOLIO BY STATE AND TERRITORY
(as a % of Total Investments*)
Alabama	0.5%	Missouri	0.6%
Alaska	0.0	Nevada	1.3
American Samoa	0.4	New Hampshire	0.3
Arizona	2.9	New Jersey	3.0
California	21.0	New Mexico	0.3
Colorado	2.8	New York	7.8
Connecticut	0.2	North Carolina	2.2
District of Columbia	2.0	Ohio	2.4
Florida	4.2	Oklahoma	0.6
Georgia	0.6	Oregon	0.1
Guam	1.1	Pennsylvania	3.6
Hawaii	1.6	South Carolina	0.5
Illinois	14.4	Tennessee	1.2
Indiana	1.8	Texas	3.9
Iowa	1.6	Utah	1.9
Kentucky	0.6	Vermont	1.8
Louisiana	1.3	Virginia	0.2
Massachusetts	2.6	Washington	2.4
Michigan	1.2	West Virginia	0.2
Minnesota	0.5	Wisconsin	3.8
Mississippi	0.6	Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

Endnotes

1	A portion of each Fund’s income may be a tax preference item for purposes of the federal alternative minimum tax for certain stockholders.

2	Returns based on the NAV of each Fund.

3	Returns based on the market price of shares of each Fund’s common stock on the NYSE American.

4	Please see “Description of Index” on page 5 for a description of the index.

For more complete information on any of the Neuberger Berman Intermediate Municipal Closed-End Funds, call Neuberger Berman Investment Advisers LLC at (800) 877-9700, or visit our website at www.nb.com.

Description of Index

Bloomberg Barclays 10-Year Municipal Bond Index:	The index is the 10-year (8-12 years to maturity) component of the Bloomberg Barclays Municipal Bond Index. The Bloomberg Barclays Municipal Bond Index measures the investment grade, U.S. dollar-denominated, long-term, tax-exempt bond market and has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Management and include reinvestment of all income dividends and other distributions, if any. Each Fund may invest in securities not included in the above described index and generally does not invest in all securities included in the index.

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) April 30, 2018

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Municipal Notes 173.4%

American Samoa 0.7%
$600	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	$577

California 155.9%
1,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/27 Pre-Refunded 4/1/23	1,136
1,500	Bay Area Toll Au. Toll Bridge Rev. (San Francisco Bay Area), Ser. 2012, 5.00%, due 4/1/21	1,633
	California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands)
250	Ser. 2016-A, 5.00%, due 10/1/28	289
260	Ser. 2016-A, 3.00%, due 10/1/29	257
400	Ser. 2016-A, 3.00%, due 10/1/30	390
1,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,089
1,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch.	1,057
	Dist. Fin.), Ser. 2010, 5.13%, due 8/15/24
1,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%,	1,017	(a)(b)
	due 7/1/44
500	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014, 5.13%,	526	(b)
	due 7/1/29
255	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%,	258
	due 10/1/25
1,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%,	1,042	(a)
	due 7/1/31
500	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	539	(a)
	California Muni. Fin. Au. Rev. (Biola Univ.)
375	Ser. 2013, 4.00%, due 10/1/25	400
410	Ser. 2013, 4.00%, due 10/1/26	436
455	Ser. 2013, 4.00%, due 10/1/27	483
600	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/26	669
	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group)
605	Ser. 2014-A, 4.00%, due 1/1/27	625
630	Ser. 2014-A, 4.00%, due 1/1/28	648
330	Ser. 2014-A, 4.00%, due 1/1/29	338
400	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%,	446	(a)
	due 7/1/30
	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.)
400	Ser. 2017-A, 4.00%, due 7/1/23	421	(a)
435	Ser. 2014-A, 4.13%, due 7/1/24	452
375	Ser. 2017-A, 5.00%, due 7/1/25	422	(a)
130	Ser. 2017-A, 5.00%, due 7/1/27	149	(a)
2,195	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 3.00%, due 6/1/29	2,137
	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.)
15	Ser. 2012-AN, 5.00%, due 12/1/21	17
540	Ser. 2012-AN, 5.00%, due 12/1/21	598
	California St. Dept. of Wtr. Res. Pwr. Supply Rev.
1,240	Ser. 2010-L, 5.00%, due 5/1/22 Pre-Refunded 5/1/20	1,317
760	Ser. 2010-L, 5.00%, due 5/1/22	807
1,500	California St. G.O., Ser. 2012, 5.00%, due 2/1/27	1,649
965	California St. G.O. (Kindergarten Univ.), (LOC: State Street Bank & Trust Co.), Ser. 2004, 1.20%,	965	(c)
	due 5/1/34
1,000	California St. Infrastructure & Econ. Dev. Bank Rev. (Goodwill Industries of Sacramento Valley & No.	969	(a)
	Proj.), Ser. 2016-A, 5.00%, due 1/1/36
2,000	California St. Poll. Ctrl. Fin. Au. Rev. (San Jose Wtr. Co. Proj.), Ser. 2016, 4.75%, due 11/1/46	2,124
750	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC	715	(a)(b)
	Proj.), Ser. 2016, 7.00%, due 12/1/27
2,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	2,170	(a)
1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%,	1,098
	due 6/1/20

See Notes to Financial Statements	6

Schedule of Investments California Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

$415	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016,	$416	(a)
	4.50%, due 6/1/31
400	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Edu.), Ser. 2016-A, 5.00%, due 6/1/31	414	(a)
595	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A,	618
	5.35%, due 8/1/24
1,000	California St. Var. Purp. G.O., Ser. 2012, 4.00%, due 9/1/21	1,064
720	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured),	812
	5.00%, due 10/1/26
700	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/28	792
550	California Statewide CDA Rev. (Sr. Living So. California Presbyterian Homes), Ser. 2009, 6.25%,	570	(a)
	due 11/15/19
1,500	California Statewide CDA Rev. (St. Joseph Hlth. Sys.), Ser. 2000, (National Public Finance Guarantee	1,509
	Corp. Insured), 5.13%, due 7/1/24 Pre-Refunded 7/1/18
600	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/36	621	(a)
1,500	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/29	1,639
1,500	California Statewide CDA Rev. Ref. (Redlands Comm. Hosp.), Ser. 2016, 4.00%, due 10/1/41	1,491
1,200	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. #2007-01 Orinda Wilder Proj.),	1,320
	Ser. 2015, 4.50%, due 9/1/25
2,055	California Statewide CDA Std. Hsg. Rev. (Univ. of Irvin Campus Apts. Phase IV), Ser. 2017-A, 5.00%,	2,338
	due 5/15/32
500	California Statewide CDA Std. Hsg. Rev. Ref. (Baptist University), Ser. 2017-A, 5.00%, due 11/1/32	544	(a)
2,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured),	2,350
	5.00%, due 8/1/31
	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev.
350	Ser. 2013-A, 5.00%, due 9/1/26	394
560	Ser. 2013-A, 5.00%, due 9/1/27	629
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%,	1,368
	due 12/15/21
2,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured), 4.00%,	2,180
	due 8/1/24
5,000	Deutsche Bank Spears/Lifers Trust Rev. (Floaters) (Deutsche Bank AG), Ser. 2017-7007, 2.25%,	5,000	(a)(c)
	due 3/1/42
1,250	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured), 5.00%,	1,444
	due 9/1/25
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev.
3,520	Ser. 2007-A-1, 5.00%, due 6/1/33	3,521
3,000	Ser. 2007-A-1, 5.75%, due 6/1/47	3,045	(d)
1,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured),	1,299
	6.75%, due 8/1/40 Pre-Refunded 8/1/25
1,000	Inglewood Pub. Fin. Au. Ref. Rev., Ser. 2012, 5.00%, due 8/1/18	1,008
1,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/26	1,156
	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2)
150	Ser. 2013, 4.00%, due 9/1/23	161
300	Ser. 2013, 4.00%, due 9/1/24	321
450	Ser. 2013, 4.00%, due 9/1/25	480
645	Ser. 2013, 3.50%, due 9/1/26	668
690	Ser. 2013, 3.63%, due 9/1/27	716
1,600	Irvine Unified Sch. Dist. Spec. Tax (Comm. Facs. Dist. # 09-1), (LOC: U.S. Bank), Ser. 2014,	1,600	(c)
	1.29%, due 9/1/54
680	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/24	781
	La Verne Cert. of Participation (Brethren Hillcrest Homes)
315	Ser. 2014, 5.00%, due 5/15/26	338
500	Ser. 2014, 5.00%, due 5/15/29	533
1,105	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/26	1,228
2,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/27	2,207
500	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/27	520
425	Mill Valley Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-A, 0.00%, due 8/1/19	406
1,000	Mountain House Pub. Fin. Au. Utils. Sys. Rev., Ser. 2007, 5.00%, due 12/1/22	1,002
1,385	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/29	921
1,490	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	1,624

See Notes to Financial Statements	7

Schedule of Investments California Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

$1,250	Palomar Hlth. Ref. Rev., Ser. 2016, 4.00%, due 11/1/39	$1,228
1,500	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25 Pre-Refunded 9/1/19	1,559
1,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.), Ser. 2014,	1,145
	(AGM Insured), 5.00%, due 9/1/27
	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road)
355	Ser. 2013, 4.00%, due 9/1/21	365
600	Ser. 2013, 5.00%, due 9/1/25	655
	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation)
1,320	Ser. 2013-B, 0.00%, due 6/1/22	1,162
1,500	Ser. 2013-B, 0.00%, due 6/1/23	1,269
	Romoland Sch. Dist. Spec. Tax Ref. (Comm. Facs. Dist. Number 2006-1)
100	Ser. 2017, 4.00%, due 9/1/29	104
200	Ser. 2017, 4.00%, due 9/1/30	205
525	Ser. 2017, 3.25%, due 9/1/31	488
1,700	Sacramento Area Flood Ctrl. Agcy. Ref. (Consol Capital Assessment Dist. Number 2), Ser. 2016-A,	1,917
	5.00%, due 10/1/47
	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.)
1,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,174
400	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/26	483
1,950	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/33	2,247	(e)
500	Sacramento Spec. Tax (Natomas Meadows Comm. Facs. Dist. Number 2007-01), Ser. 2017, 5.00%,	518	(a)
	due 9/1/47
1,350	San Bernardino Comm. College Dist. G.O. (Election 2002), Ser. 2008-A, 6.25%,	1,365
	due 8/1/24 Pre-Refunded 8/1/18
	San Francisco City & Co. Arpts. Commission Int’l Ref. Rev.
750	Ser. 2009-D2, 3.00%, due 5/1/21	772
1,000	Ser. 2009-C2, 5.00%, due 5/1/21	1,031
1,220	San Francisco City & Co. Redev. Fin. Au. Tax Allocation (San Francisco Redev. Proj.), Ser. 2003-B,	1,223
	(National Public Finance Guarantee Corp. Insured), 5.25%, due 8/1/18
2,000	San Francisco City & Co. Unified Sch. Dist. Ref. Rev., Ser. 2012, 4.00%, due 6/15/25	2,086
530	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%,	531
	due 12/1/22
	San Juan Unified Sch. Dist. G.O.
1,000	Ser. 2012-C, 4.00%, due 8/1/22	1,060
1,070	Ser. 2012-C, 4.00%, due 8/1/25	1,128
685	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/29	750
	San Mateo Union High Sch. Dist. G.O. (Election 2010)
105	Ser. 2011-A, 0.00%, due 9/1/25	77
895	Ser. 2011-A, 0.00%, due 9/1/25 Pre-Refunded 9/1/21	657
1,000	San Rafael City High Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2004-B, (National Public	996
	Finance Guarantee Corp. Insured), 0.00%, due 8/1/18
1,390	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured	1,449
	Guaranty Insured), 5.00%, due 12/1/21
	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.)
310	Ser. 2013, (BAM Insured), 3.25%, due 6/1/25	322
575	Ser. 2013, (BAM Insured), 3.50%, due 6/1/26	602
325	Ser. 2013, (BAM Insured), 3.50%, due 6/1/27	338
270	Ser. 2013, (BAM Insured), 3.50%, due 6/1/28	280
1,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/27	1,031
1,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013,	1,096
	5.00%, due 8/1/26
290	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds, Ser. 2010,	327
	(AGM Insured), 6.50%, due 12/1/37
1,145	Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds (Unrefunded),	1,404
	Ser. 2010, (AGM Insured), 6.50%, due 12/1/37
2,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/25	2,265

See Notes to Financial Statements	8

Schedule of Investments California Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

	Vernon Elec. Sys. Rev.
$420	Ser. 2009-A, 5.13%, due 8/1/21 Pre-Refunded 8/1/19	$434
975	Ser. 2009-A, 5.13%, due 8/1/21	1,006
3,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%,	3,863	(f)
	due 8/1/37
1,500	Vista Unified Sch. Dist. G.O., Ser. 2012, 5.00%, due 8/1/21	1,646
3,500	William S. Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B,	2,757
	(AGM Insured), 0.00%, due 9/1/26
2,250	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured),	1,947	(g)
	0.00%, due 8/1/36
		127,298

Florida 0.7%
525	Lakeland Ed. Facs. Rev. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/24	577

Georgia 0.7%
600	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	584	(a)(b)

Guam 2.7%
1,110	Guam Gov’t Hotel Occupancy Tax Rev., Ser. 2011-A, 5.25%, due 11/1/18	1,126
1,000	Guam Gov’t Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%,	1,067
	due 7/1/25 Pre-Refunded 7/1/20
		2,193

Illinois 2.3%
1,000	Chicago Ref. G.O., Ser. 2003-B, 5.00%, due 1/1/23	1,052
750	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23	784
		1,836

Louisiana 0.6%
500	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A,	528
	7.63%, due 12/15/28

Nevada 1.3%
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	1,061

New Jersey 1.0%
750	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	809

North Carolina 0.8%
655	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.),	679
	Ser. 2012-A, 4.25%, due 3/1/24

Ohio 1.2%
1,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	994

Pennsylvania 2.7%
	Pennsylvania St. Turnpike Commission Rev.
285	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	313
305	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	335
1,410	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	1,551
		2,199

See Notes to Financial Statements	9

Schedule of Investments California Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Puerto Rico 1.2%
$1,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/21	$1,002

Tennessee 0.7%
500	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A,	559
	5.25%, due 9/1/23

Texas 0.3%
300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015,	232	(a)(b)
	7.75%, due 1/1/45

Virgin Islands 0.6%
	Virgin Islands Pub. Fin. Au. Rev.
250	Ser. 2014-A, 5.00%, due 10/1/24	182
500	Ser. 2014-A, 5.00%, due 10/1/29	334
		516

	Total Investments 173.4% (Cost $134,811)	141,644

	Liabilities Less Other Assets (1.2)%	(998)

	Liquidation Value of Variable Rate Municipal Term Preferred Shares	(58,966)
	(net of unamortized deferred offering costs of approximately $34,000) (72.2)%

	Net Assets Applicable to Common Stockholders 100.0%	$81,680

(a)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2018, these securities amounted to approximately $16,789,000, which represents 20.6% of net assets applicable to common stockholders of the Fund. Securities denoted with (a) but without (b) have been deemed by the investment manager to be liquid.

(b)	Illiquid security.

(c)

Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2018.

(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $3,045,000.

(e)	When-issued security. Total value of all such securities at April 30, 2018, amounted to approximately $2,247,000, which represents 2.8% of net assets applicable to common stockholders of the Fund.

(f)	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

(g)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

See Notes to Financial Statements	10

Schedule of Investments California Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2018:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$141,644	$—	$141,644
Total Investments	$—	$141,644	$—	$141,644

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

As of the six months ended April 30, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

See Notes to Financial Statements	11

Schedule of Investments Intermediate Municipal Fund Inc. (Unaudited) April 30, 2018

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Municipal Notes 162.9%

Alabama 0.7%
$1,900	Selma IDB Rev. (Int’l Paper Co. Proj.), Ser. 2011-A, 5.38%, due 12/1/35	$2,044

Alaska 0.1%
200	Valdez Marine Term. Rev. Ref. (Exxon Pipeline Co. Proj.), Ser. 1993-A, 1.55%, due 12/1/33	200	(a)

American Samoa 0.6%
1,700	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	1,635

Arizona 4.8%
5,000	Arizona Sch. Fac. Board Cert. of Participation, Ser. 2008, (Assured Guaranty Insured), 5.13%,	5,055
	due 9/1/21 Pre-Refunded 9/1/18
500	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.),	507	(b)
	Ser. 2016, 5.00%, due 7/1/36
1,500	Maricopa Co. Ind. Dev. Au. Sr. Living Facs. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016,	1,500	(b)(c)
	5.00%, due 1/1/26
2,250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/25	2,386	(b)
3,000	Phoenix Ind. Dev. Au. Ed. Rev. (Great Hearts Academies Proj.), Ser. 2014, 3.75%, due 7/1/24	3,058
400	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A,	392
	5.13%, due 7/1/36
1,500	Phoenix Ind. Dev. Au. Solid Waste Disp. Rev. (Vieste Spec. LLC), Ser. 2013-A, 4.38%, due 4/1/28	82	(c)(d)
400	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/24	438
		13,418

California 34.2%
2,250	California Hlth. Facs. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2009, 5.00%,	2,342
	due 8/15/39 Pre-Refunded 8/15/19
1,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A,	1,089
	5.00%, due 11/15/26
1,725	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.),	1,824
	Ser. 2010, 5.13%, due 8/15/24
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.)
805	Ser. 2014, 5.00%, due 7/1/24	818	(b)(c)
630	Ser. 2014, 5.13%, due 7/1/29	628	(b)(c)
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.)
970	Ser. 2014, 5.00%, due 7/1/24	1,013	(c)
430	Ser. 2014, 5.13%, due 7/1/29	452	(c)
500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016,	521	(b)
	5.00%, due 7/1/31
570	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	615	(b)
585	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A,	606
	4.00%, due 1/1/26
1,300	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A,	1,449	(b)
	5.00%, due 7/1/30
	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev.
2,155	Ser. 2016-A, 2.90%, due 6/1/28	2,094
2,450	Ser. 2016-A, 2.95%, due 12/1/28	2,383
50	California St. G.O., Ser. 2007, (XLCA Insured), 4.50%, due 8/1/27	50
500	California St. Infrastructure & Econ. Dev. Bank Rev. (Goodwill Industries of Sacramento Valley &	484	(b)
	No. Proj.), Ser. 2016-A, 5.00%, due 1/1/36
500	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC	477	(b)(c)
	Proj.), Ser. 2016, 7.00%, due 12/1/27

See Notes to Financial Statements	12

Schedule of Investments Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

$5,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	$5,424	(b)
4,000	California St. Var. Purp. G.O., Ser. 2009, 5.63%, due 4/1/25	4,138
2,800	Deutsche Bank Spears/Lifers Trust Rev. (Floaters) (Deutsche Bank AG), Ser. 2017-7007,	2,800	(a)(b)
	2.25%, due 3/1/42
2,000	Emery Unified Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 6.50%, due 8/1/33 Pre-Refunded 8/1/21	2,285
2,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2007-A-1,	2,030
	5.75%, due 6/1/47
2,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A,	2,598
	(AGM Insured), 6.75%, due 8/1/40 Pre-Refunded 8/1/25
1,115	Inglewood Pub. Fin. Au. Ref. Rev. (Lease), Ser. 2012, 5.00%, due 8/1/18	1,124
590	La Verne Cert. of Participation Ref. (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/29	629
2,250	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. Ref. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/27	2,342
3,620	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured),	3,082
	0.00%, due 8/1/24
5,750	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E,	5,987	(e)
	(Assured Guaranty Insured), 0.00%, due 8/1/29
5,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 6.38%, due 8/1/34	6,408
815	Rocklin Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-B, (National Public Finance Guarantee	779
	Corp. Insured), 0.00%, due 8/1/19
4,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured),	4,825
	5.25%, due 12/1/26
2,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 0.00%,	2,313	(f)
	due 8/1/34
2,000	San Francisco City & Co. Arpt. Commission Int’l Arpt. Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/25	2,062
6,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A, 0.00%,	5,819	(g)
	due 8/1/32
1,540	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013,	1,687
	5.00%, due 8/1/26
2,040	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%,	2,310
	due 9/1/25
	Vernon Elec. Sys. Rev.
635	Ser. 2009-A, 5.13%, due 8/1/21 Pre-Refunded 8/1/19	656
1,470	Ser. 2009-A, 5.13%, due 8/1/21	1,516
9,070	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C,	11,679	(h)
	0.00%, due 8/1/37
5,095	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009,	3,993
	(Assured Guaranty Insured), 0.00%, due 8/1/26
3,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured),	2,596	(i)
	0.00%, due 8/1/36
		95,927

Colorado 4.5%
	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.)
500	Ser. 2015, 4.50%, due 4/1/25	505	(b)
1,000	Ser. 2015, 5.13%, due 4/1/35	1,010	(b)
	Colorado Ed. & Cultural Facs. Au. Rev. Ref.
305	Ser. 2014, 4.00%, due 11/1/24	308	(c)
750	Ser. 2014, 4.50%, due 11/1/29	761	(c)
5,000	Denver City & Co. Arpt. Sys. Rev., Ser. 2011-B, 5.00%, due 11/15/24	5,420
2,550	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/23	2,614	(b)
8,000	Villages at Castle Rock Co. Metro. Dist. #6 (Cabs - Cobblestone Ranch Proj.), Ser. 2007-2,	2,033
	0.00%, due 12/1/37
		12,651

See Notes to Financial Statements	13

Schedule of Investments Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Connecticut 0.3%
$750	Hamden G.O., Ser. 2013, (AGM Insured), 3.13%, due 8/15/25	$760

District of Columbia 3.3%
1,615	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured),	1,690
	4.10%, due 12/1/26
3,035	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/22	3,072	(j)
520	Dist. of Columbia Rev. (Howard Univ.), Ser. 2011-A, 6.25%, due 10/1/23	554
650	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Prop.), Ser. 2013, 5.00%,	643
	due 10/1/45
	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev.
1,000	Ser. 2008-A, 5.50%, due 10/1/18	1,014
2,000	Ser. 2011-C, 5.00%, due 10/1/26	2,157
		9,130

Florida 6.9%
1,600	Cap. Trust Agcy. Rev. (Tuscan Gardens Palm Coast Proj.), Ser. 2017-A, 7.00%, due 10/1/49	1,551	(b)(c)
1,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/26	1,123
1,075	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/36	1,005
	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.)
975	Ser. 2012-A, 5.50%, due 6/15/22	990	(b)
3,120	Ser. 2013-A, 6.75%, due 12/15/27	3,289
1,750	Ser. 2014-A, 5.75%, due 6/15/29	1,820
1,200	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%,	1,180	(b)
	due 6/1/46
1,075	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Obligated Group), Ser. 2015-A, 7.00%,	858	(b)
	due 6/1/45
100	Greater Orlando Aviation Au. Arpt. Facs. Ref. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013,	103
	5.00%, due 11/15/36
1,000	Hillsborough Co. Ind. Dev. Au. IDR (Hlth. Facs.), Ser. 2008-B, 8.00%,	1,087
	due 8/15/32 Pre-Refunded 8/15/19
1,135	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/27	1,242
2,000	Lee Co. Arpt. Ref. Rev., Ser. 2011-A, 5.63%, due 10/1/25	2,191
2,000	Martin Co. Ind. Dev. Au. Ref. Rev. (Indiantown Cogeneration Proj.), Ser. 2013, 4.20%, due 12/15/25	2,022	(b)
955	Village Comm. Dev. Dist. Number 11 Spec. Assessment Rev., Ser. 2014, 4.13%, due 5/1/29	954
		19,415

Georgia 1.0%
1,750	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%,	1,608	(b)(c)
	due 7/1/36
1,100	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	1,070	(b)(c)
		2,678

Guam 1.7%
	Guam Gov’t Hotel Occupancy Tax Rev.
1,220	Ser. 2011-A, 5.75%, due 11/1/20	1,309
650	Ser. 2011-A, 5.75%, due 11/1/21	705
2,630	Guam Gov’t Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%,	2,808
	due 7/1/25 Pre-Refunded 7/1/20
		4,822

See Notes to Financial Statements	14

Schedule of Investments Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Hawaii 2.7%
$5,200	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/24	$5,450
2,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaii Elec. Co., Inc. -Subsidiary), Ser. 2009,	2,079
	6.50%, due 7/1/39
		7,529

Illinois 23.4%
5,705	Berwyn G.O., Ser. 2013-A, 5.00%, due 12/1/27	5,985
	Chicago G.O.
250	Ser. 2002-2002B, 5.13%, due 1/1/27	262
2,000	Ser. 2002-B, 5.00%, due 1/1/25	2,101
2,000	Ser. 2009-C, 5.00%, due 1/1/27	2,012
	Chicago Ref. G.O.
1,000	Ser. 2005-D, 5.50%, due 1/1/40	1,048
2,500	Ser. 2012-C, 5.00%, due 1/1/24	2,594
700	Ser. 2014-A, 5.00%, due 1/1/27	724
3,000	Ser. 2017-A, 6.00%, due 1/1/38	3,334
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,350	Ser. 2013-C, 5.45%, due 12/1/30	1,472
1,960	Ser. 2013-C, 5.50%, due 12/1/31	2,139
1,970	Cook Co. Township High Sch. Dist. Number 225 Northfield Township, Ser. 2008,	1,975
	5.00%, due 12/1/25
1,560	Illinois Fin. Au. Ref. Rev. (Presence Hlth. Network Obligated Group), Ser. 2016-C,	1,748
	5.00%, due 2/15/31
4,000	Illinois Fin. Au. Ref. Rev. (Roosevelt Univ. Proj.), Ser. 2009, 5.75%, due 4/1/24	4,192
3,340	Illinois Fin. Au. Rev. (Provena Hlth.), Ser. 2010-A, 6.25%, due 5/1/22 Pre-Refunded 5/1/20	3,612
2,000	Illinois Fin. Au. Rev. Ref. (Northwestern Mem. Hlth. Care Obligated Group), Ser. 2017-A,	2,023
	4.00%, due 7/15/47
1,905	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC Insured),	1,335
	0.00%, due 6/15/26
	Illinois St. G.O.
2,900	Ser. 2009-A, 5.00%, due 9/1/29	2,907
3,900	Ser. 2012, 4.00%, due 8/1/25	3,815
1,000	Ser. 2013, 5.00%, due 7/1/23	1,046
2,200	Ser. 2017-D, 5.00%, due 11/1/28	2,271
4,250	Illinois St. G.O. Ref., Ser. 2016, 5.00%, due 2/1/24	4,419
1,600	Pingree Grove Village Rev. (Cambridge Lakes Learning Ctr. Proj.), Ser. 2011, 8.00%,	1,824
	due 6/1/26 Pre-Refunded 6/1/21
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
945	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/27	1,007
1,375	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/28	1,460
715	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/29	756
	Univ. of Illinois (Hlth. Svc. Facs. Sys.)
2,725	Ser. 2013, 5.00%, due 10/1/27	2,946
2,875	Ser. 2013, 5.75%, due 10/1/28	3,224
1,500	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A,	1,507 (b)
	5.25%, due 12/1/47
1,850	Will Co. High Sch. Dist. Number 204 G.O. (Joliet Jr. College), Ser. 2011-A, 6.25%, due 1/1/31	2,033
		65,771

Indiana 3.0%
4,000	Indiana Bond Bank Rev. (Spec. Prog. Clark Mem. Hosp.), Ser. 2009-D, 5.50%,	4,107
	due 8/1/29 Pre-Refunded 2/1/19
3,055	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee Corp.	3,438
	Insured), 5.75%, due 12/1/21
795	Valparaiso Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2013, 5.88%, due 1/1/24	867
		8,412

See Notes to Financial Statements	15

Schedule of Investments Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Iowa 2.6%
$5,110	Iowa Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2008, 5.50%, due 8/1/22 Pre-Refunded 8/1/18	$5,156
	Iowa Std. Loan Liquidity Corp. Rev.
1,540	Ser. 2011-A-1, 5.00%, due 12/1/21	1,622
440	Ser. 2011-A-1, 5.30%, due 12/1/23	465
		7,243

Kentucky 1.0%
2,585	Kentucky Econ. Dev. Fin. Au. Hlth. Care Ref. Rev. (Baptist Life Comm. Proj.), Ser. 2016-A,	2,533
	5.50%, due 11/15/27
150	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/31	151
		2,684

Louisiana 2.1%
1,500	Louisiana Local Gov’t Env. Fac. & Comm. (Westlake Chemical Corp.), Ser. 2010-A2, 6.50%,	1,648
	due 11/1/35
1,715	Louisiana Local Govt. Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.),	1,679 (b)
	Ser. 2017-A, 5.75%, due 2/1/32
775	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.),	818
	Ser. 2013-A, 7.63%, due 12/15/28
1,655	St. Charles Parish Gulf Zone Opportunity Rev. (Valero Energy Corp.), Ser. 2010, 4.00%,	1,722
	due 12/1/40 Putable 6/1/22
		5,867

Massachusetts 4.2%
	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.)
200	Ser. 2014-F, 5.00%, due 7/15/24	216
415	Ser. 2014-F, 5.00%, due 7/15/25	446
200	Ser. 2014-F, 5.00%, due 7/15/26	214
190	Ser. 2014-F, 5.00%, due 7/15/27	202
150	Ser. 2014-F, 5.00%, due 7/15/28	159
	Massachusetts St. Ed. Fin. Au. Rev.
1,640	Ser. 2011-J, 5.00%, due 7/1/23	1,742
2,305	Ser. 2012-J, 4.70%, due 7/1/26	2,405
3,410	Ser. 2013-K, 4.50%, due 7/1/24	3,594
1,995	Massachusetts St. HFA Hsg. Rev., Ser. 2010-C, 4.90%, due 12/1/25	2,070
795	Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.), Ser. 2002-A, 5.25%, due 8/1/19	797
		11,845

Michigan 1.9%
	Jackson College Dormitories Hsg. Rev.
1,000	Ser. 2015, 6.50%, due 5/1/35	1,038
500	Ser. 2015, 6.75%, due 5/1/46	521
	Michigan St. Hsg. Dev. Au. Rev.
1,935	Ser. 2016-C, 2.05%, due 12/1/22	1,879
1,835	Ser. 2016-C, 2.15%, due 6/1/23	1,779
100	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/35	100
		5,317

See Notes to Financial Statements	16

Schedule of Investments Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Minnesota 0.8%
$2,250	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Children’s Hlth. Care Facs.),	$2,346
	Ser. 2010-A1, (AGM Insured), 4.50%, due 8/15/24

Mississippi 0.9%
2,585	Mississippi Bus. Fin. Corp. Gulf Opportunity Zone Rev., Ser. 2009-A, 4.70%, due 5/1/24	2,652

Missouri 1.0%
400	Missouri St. Hlth. & Ed. Fac. Au. Rev. (St. Louis Univ.), Ser. 2008-B-1, (LOC: Barclays Bank PLC),	400	(a)
	1.48%, due 10/1/35
	Missouri St. Hlth. & Ed. Facs. Au. Rev. (Children’s Mercy Hosp.)
1,885	Ser. 2009, 5.13%, due 5/15/24 Pre-Refunded 5/15/19	1,947
390	Ser. 2009, 5.13%, due 5/15/24	402
		2,749

Nevada 2.1%
	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy)
1,650	Ser. 2015-A, 4.00%, due 12/15/25	1,636	(b)
500	Ser. 2015-A, 5.13%, due 12/15/45	506	(b)
3,545	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	3,763
	Pre-Refunded 6/15/19
		5,905

New Hampshire 0.5%
1,500	New Hampshire St. Bus. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013,	1,496	(b)
	4.00%, due 4/1/29 Putable 10/1/19

New Jersey 5.0%
2,500	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	2,698
	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.)
500	Ser. 2013, 5.25%, due 1/1/25	560
500	Ser. 2013, 5.50%, due 1/1/26	565
	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group)
1,420	Ser. 2013, 3.50%, due 7/1/24	1,429
1,470	Ser. 2013, 3.63%, due 7/1/25	1,482
1,520	Ser. 2013, 3.75%, due 7/1/26	1,535
765	Ser. 2013, 4.00%, due 7/1/27	779
180	New Jersey Econ. Dev. Au. Rev. Ref. (Sch. Facs. Construction), Ser. 2005-K, (AMBAC Insured),	192
	5.25%, due 12/15/20
3,535	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/26	3,698
1,000	New Jersey Trans. Trust Fund Au. (Federal Hwy. Reimbursement Notes), Ser. 2016-A-2, 5.00%,	1,004
	due 6/15/21
		13,942

New Mexico 0.5%
	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev.
	(Gross Receipts Tax Increment Bond)
500	Ser. 2015, 5.25%, due 5/1/25	492	(b)(c)
1,000	Ser. 2015, 5.75%, due 5/1/30	1,009	(b)(c)
		1,501

See Notes to Financial Statements	17

Schedule of Investments Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

New York 12.7%
$225	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.),	$238
	Ser. 2017-A, 5.00%, due 6/1/35
625	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/29	673
	Build NYC Res. Corp. Rev.
1,100	Ser. 2014, 5.00%, due 11/1/24	1,142
835	Ser. 2014, 5.25%, due 11/1/29	869
250	Build NYC Res. Corp. Rev. (Met Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/47	258	(b)
	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int’l Cultures and the Arts)
500	Ser. 2013-A, 3.88%, due 4/15/23	501
1,450	Ser. 2013-A, 5.00%, due 4/15/43	1,469
1,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%,	1,077	(b)
	due 1/1/25
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
700	Ser. 2014, 5.00%, due 7/1/23	773
735	Ser. 2014, 5.00%, due 7/1/24	821
1,400	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 5.25%, due 1/1/24	1,274	(b)
1,000	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	1,033
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%,	540	(b)
	due 11/15/40
4,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009,	4,156
	5.25%, due 7/1/33 Pre-Refunded 7/1/19
3,200	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%,	3,576
	due 7/1/28
2,000	New York St. HFA Rev. (Affordable Hsg.), Ser. 2009-B, 4.85%, due 11/1/41	2,014
2,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/27	2,009
2,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D	2,225	(k)
	Redev.), Ser. 2018, 5.00%, due 1/1/33
2,000	New York St. Urban Dev. Corp. Rev., Ser. 2008-D, 5.25%, due 1/1/20	2,045
710	Newburgh G.O., Ser. 2012-A, 5.00%, due 6/15/20	746
	Newburgh G.O. (Deficit Liquidation)
495	Ser. 2012-B, 5.00%, due 6/15/20	520
520	Ser. 2012-B, 5.00%, due 6/15/21	556
550	Ser. 2012-B, 5.00%, due 6/15/22	597
1,435	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/23	1,566
1,000	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. (Covanta Energy Proj.), Ser. 2012-B,	1,000	(b)
	4.00%, due 11/1/24
1,155	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 4.25%, due 11/1/26	1,216
2,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	2,271
600	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%,	595	(b)
	due 6/1/30
		35,760

North Carolina 3.6%
1,605	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.),	1,663
	Ser. 2012-A, 4.25%, due 3/1/24
2,000	North Carolina Med. Care Commission Retirement Facs. Rev., Ser. 2013, 5.13%, due 7/1/23	2,118
	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Ref. Rev.
3,740	Ser. 2009-A, 5.00%, due 1/1/26 Pre-Refunded 1/1/19	3,818
1,510	Ser. 2009-A, 5.00%, due 1/1/26	1,538
1,000	Oak Island Enterprise Sys. Rev., Ser. 2009, (Assured Guaranty Insured), 5.63%, due 6/1/24	1,040
	Pre-Refunded 6/1/19
		10,177

See Notes to Financial Statements	18

Schedule of Investments Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Ohio 3.9%
$8,875	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%,	$8,819
	due 6/1/47
2,060	Cleveland Arpt. Sys. Rev. Ref., Ser. 2012-A, 5.00%, due 1/1/27	2,210
		11,029

Oklahoma 1.0%
2,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.00%, due 8/15/33	2,206
	Tulsa Arpt. Imp. Trust Ref. Rev.
250	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/24	277
400	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/25	442
		2,925

Oregon 0.1%
240	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA Insured),	241
	3.50%, due 7/1/27

Pennsylvania 5.9%
	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.)
500	Ser. 2012, 3.50%, due 5/1/25	514
350	Ser. 2012, 3.60%, due 5/1/26	360
2,830	Lancaster Co. Hosp. Au. Ref. Rev. (Hlth. Centre-Landis Homes Retirement Comm. Proj.),	2,934
	Ser. 2015-A, 4.25%, due 7/1/30
1,250	Lancaster Ind. Dev. Au. Rev. (Garden Spot Village Proj.), Ser. 2013, 5.38%, due 5/1/28	1,369
3,430	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012,	3,580
	4.50%, due 4/1/27
2,625	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A,	2,858
	5.00%, due 11/1/24
1,600	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A,	1,607	(b)
	6.75%, due 12/1/53
	Pennsylvania St. Turnpike Commission Rev.
150	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	165
705	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	775
145	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	160
2,000	Susquehanna Area Reg. Arpt. Au. Sys. Rev., Ser. 2012-A, 5.00%, due 1/1/27	2,151
		16,473

South Carolina 0.8%
1,500	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A,	1,481
	7.75%, due 10/1/57
750	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.),	769	(b)
	Ser. 2017, 6.25%, due 2/1/45
		2,250

Tennessee 2.0%
535	Bristol IDB Sales Tax Rev., Ser. 2016-B, 0.00%, due 12/1/22	424	(b)
2,705	Memphis-Shelby Co. Arpt. Au. Arpt. Rev., Ser. 2010-B, 5.50%, due 7/1/19	2,813
2,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A,	2,236
	5.25%, due 9/1/23
		5,473

See Notes to Financial Statements	19

Schedule of Investments Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Texas 6.3%
$250	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/45	$259
	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy)
500	Ser. 2014-A, 5.88%, due 3/1/24	499
1,000	Ser. 2014-A, 6.63%, due 3/1/29	1,005
770	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/22	776
250	Dallas Co. Flood Ctrl. Dist. Ref. G.O., Ser. 2015, 5.00%, due 4/1/28	262	(b)
2,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/42	2,029
500	Gulf Coast Ind. Dev. Au. Rev. (CITGO Petroleum Proj.), Ser. 1995, 4.88%, due 5/1/25	512
1,000	Harris Co. Cultural Ed. Facs. Fin. Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.), Ser. 2013-B,	1,099
	5.75%, due 1/1/28
2,900	Harris Co. Toll Road Sr. Lien Rev., Ser. 2008-B, 5.00%, due 8/15/33 Pre-Refunded 8/15/18	2,926
	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation)
320	Ser. 2012-A, 4.00%, due 2/15/22	327
1,000	Ser. 2012-A, 5.00%, due 2/15/32	1,058
500	New Hope Cultural Ed. Facs. Fin. Corp. Retirement Fac. Ref. Rev. (Carillon Life Care Comm. Proj.),	511
	Ser. 2016, 5.00%, due 7/1/36
500	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park	528
	Carriage), Ser. 2016-C, 5.75%, due 7/1/51
	North Texas Tollway Au. Dallas North Tollway Sys. Rev.
2,435	Ser. 2005-C, 6.00%, due 1/1/23 Pre-Refunded 1/1/19	2,501
565	Ser. 2005-C, 6.00%, due 1/1/23	580
1,500	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/21	1,638
1,175	West Harris Co. Reg. Wtr. Au. Sys. Wtr. Rev., Ser. 2009, 5.00%, due 12/15/35	1,220
		17,730

Utah 3.1%
	Salt Lake City Arpt. Rev.
1,000	Ser. 2017-A, 5.00%, due 7/1/42	1,115
2,000	Ser. 2017-A, 5.00%, due 7/1/47	2,214
3,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/28	3,394
1,200	Uintah Co. Muni. Bldg. Au. Lease Rev., Ser. 2008, 5.25%, due 6/1/20 Pre-Refunded 6/1/18	1,203
500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/45	518	(b)
	Utah Hsg. Corp. Single Family Mtge. Rev.
100	Ser. 2011-A2, Class I, 5.00%, due 7/1/20	103
95	Ser. 2011-A2, Class I, 5.25%, due 7/1/21	99
125	Ser. 2011-A2, Class I, 5.45%, due 7/1/22	129
		8,775

Vermont 3.0%
	Vermont Std. Assist. Corp. Ed. Loan Rev.
1,600	Ser. 2012-A, 5.00%, due 6/15/21	1,711
395	Ser. 2013-A, 4.25%, due 6/15/24	411
940	Ser. 2013-A, 4.35%, due 6/15/25	979
1,400	Ser. 2013-A, 4.45%, due 6/15/26	1,457
455	Ser. 2013-A, 4.55%, due 6/15/27	474
1,800	Ser. 2014-A, 5.00%, due 6/15/24	1,981
1,390	Ser. 2015-A, 4.13%, due 6/15/27	1,387
		8,400

Virginia 0.3%
850	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC), Ser. 2013-A,	867
	4.00%, due 12/1/22

See Notes to Financial Statements	20

Schedule of Investments Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Washington 3.9%
$6,700	Vancouver Downtown Redev. Au. Rev. (Conference Ctr. Proj.), Ser. 2013, 4.00%, due 1/1/28	$6,834
1,250	Washington St. Econ. Dev. Fin. Au. Env. Facs. Rev. (Columbia Pulp I LLC Proj.), Ser. 2017-A,	1,461	(b)
	7.50%, due 1/1/32
2,525	Washington St. Higher Ed. Fac. Au. Ref. Rev. (Whitworth Univ. Proj.), Ser. 2009, 5.38%,	2,646
	due 10/1/29 Pre-Refunded 10/1/19
		10,941

West Virginia 0.4%
1,000	West Virginia Sch. Bldg. Au. Excess Lottery Rev., Ser. 2008, 5.00%, due 7/1/19	1,005
	Pre-Refunded 7/1/18

Wisconsin 6.1%
870	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory, Inc.), Ser. 2015, 4.95%, due 3/1/30	906	(b)
200	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/35	198	(b)
3,000	Pub. Fin. Au. Hsg. Rev. (Dogwood Hsg., Inc. Southeast Portfolio Proj.), Ser. 2016-A,	2,728
	4.25%, due 12/1/51
500	Pub. Fin. Au. Hsg. Rev. (SAP Utah Portfolio), Ser. 2016-A, 3.75%, due 7/1/36	456
250	Pub. Fin. Au. Multi-Family Hsg. Rev. (Estates Crystal Bay & Woodhaven Park Apts. Proj.),	243
	Ser. 2016-A, 4.00%, due 12/1/36
1,790	Pub. Fin. Au. Rev. Ref. (Roseman Univ. Hlth. Sciences Proj.), Ser. 2015, 5.00%, due 4/1/25	1,882
	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Beloit College)
1,100	Ser. 2010-A, 6.13%, due 6/1/35 Pre-Refunded 6/1/20	1,193
1,225	Ser. 2010-A, 6.13%, due 6/1/39 Pre-Refunded 6/1/20	1,328
	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.)
1,340	Ser. 2008-B3, 5.00%, due 10/1/30 Pre-Refunded 12/23/19	1,406
3,660	Ser. 2008-B3, 5.00%, due 10/1/30	3,803
3,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hosp., Inc.), Ser. 2009, 5.63%, due 12/1/29	3,066
	Pre-Refunded 12/1/18
		17,209

	Total Investments 162.9% (Cost $428,612)	457,194

	Other Assets Less Liabilities 1.0%	2,763

	Liquidation Value of Variable Rate Municipal Term Preferred Shares	(179,334)
	(net of unamortized deferred offering costs of approximately $66,000) (63.9)%

	Net Assets Applicable to Common Stockholders 100.0%	$280,623

(a)

Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2018.

(b)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2018, these securities amounted to approximately $50,231,000, which represents 17.9% of net assets applicable to common stockholders of the Fund. Securities denoted with (b) but without (c) have been deemed by the investment manager to be liquid.

(c)	Illiquid security.

(d)	Defaulted security.

See Notes to Financial Statements	21

Schedule of Investments Intermediate Municipal Fund Inc. (Unaudited) (cont’d)

(e)	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.

(f)	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.

(g)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.

(h)	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

(i)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

(j)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $3,072,000.

(k)	When-issued security. Total value of all such securities at April 30, 2018 amounted to approximately $2,225,000, which represents 0.8% of net assets applicable to common stockholders of the Fund.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2018:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$457,194	$—	$457,194
Total Investments	$—	$457,194	$—	$457,194

(a)

The Schedule of Investments provides a categorization by state/territory for the portfolio.

As of the six months ended April 30, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

See Notes to Financial Statements	22

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) April 30, 2018

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

Municipal Notes 169.0%

American Samoa 0.7%
$500	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	$481

California 6.4%
250	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.),	238	(a)(b)
	Ser. 2016, 7.00%, due 12/1/27
3,115	Corona-Norca Unified Sch. Dist. G.O. Cap. Appreciation (Election 2006), Ser. 2009-C, (AGM Insured),	2,640
	0.00%, due 8/1/24
1,470	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25 Pre-Refunded 9/1/19	1,528
		4,406

Georgia 0.7%
500	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	486	(a)(b)

Guam 3.3%
1,135	Guam Gov’t Hotel Occupancy Tax Rev., Ser. 2011-A, 5.50%, due 11/1/19	1,184
1,000	Guam Gov’t Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,068
	Pre-Refunded 7/1/20
		2,252

Illinois 1.5%
1,000	Chicago G.O. Ref., Ser. 2003-B, 5.00%, due 1/1/23	1,052

Louisiana 0.8%
500	Louisiana St. Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A,	528
	7.63%, due 12/15/28

Nevada 1.5%
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	1,061

New York 148.9%
	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences)
380	Ser. 2014-A, 5.00%, due 12/1/27	425
375	Ser. 2014-A, 5.00%, due 12/1/28	418
270	Ser. 2014-A, 5.00%, due 12/1/29	301
500	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. (Tapestry Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 8/1/47	519
1,325	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A,	1,402
	5.00%, due 6/1/35
	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park)
500	Ser. 2015, 5.00%, due 11/15/27	542
500	Ser. 2015, 5.00%, due 11/15/28	541
	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College)
270	Ser. 2014-A, 5.00%, due 6/1/26	309
225	Ser. 2014-A, 5.00%, due 6/1/29	256
	Build NYC Res. Corp. Ref. Rev. (Methodist Hosp. Proj.)
250	Ser. 2014, 5.00%, due 7/1/22	275
500	Ser. 2014, 5.00%, due 7/1/29	558
250	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/45	236

See Notes to Financial Statements	23

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.)
$155	Ser. 2015, 5.00%, due 6/1/26	$176
125	Ser. 2015, 5.00%, due 6/1/27	141
195	Ser. 2015, 5.00%, due 6/1/28	220
220	Ser. 2015, 5.00%, due 6/1/29	248
325	Ser. 2015, 5.00%, due 6/1/30	365
565	Build NYC Res. Corp. Rev., Ser. 2014, 5.00%, due 11/1/24	587
750	Build NYC Res. Corp. Rev. (Met Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/47	774	(a)
500	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. Int’l Cultures), Ser. 2013-A, 3.88%, due 4/15/23	501
	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.)
105	Ser. 2014, 3.75%, due 1/1/20	107	(a)
200	Ser. 2014, 4.50%, due 1/1/25	215	(a)
	Dutchess Co. Local Dev. Corp. Rev. (Culinary Institute of America Proj.)
200	Ser. 2016-A-1, 5.00%, due 7/1/41	218
275	Ser. 2016-A-1, 5.00%, due 7/1/46	297
1,000	Dutchess Co. Local Dev. Corp. Rev. (Marist College Proj.), Ser. 2012-A, 5.00%, due 7/1/21	1,089
1,050	Erie Co. IDA Sch. Fac. Rev. (Buffalo City Sch. Dist.), Ser. 2009-A, 5.25%, due 5/1/25 Pre-Refunded 5/1/19	1,085
1,270	Geneva Dev. Corp. Rev. (Hobart & William Smith College Proj.), Ser. 2012, 5.00%, due 9/1/21	1,387
1,500	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2009, 5.75%, due 7/1/23	1,567
	Pre-Refunded 7/1/19
580	Islip, G.O., Ser. 2012, 3.00%, due 8/1/25	594
1,500	Jefferson Co. Civic Fac. Dev. Corp. Rev. Ref. (Samaritan Med. Ctr. Obligated Group Proj.),	1,418
	Ser. 2017-A, 4.00%, due 11/1/47
460	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond), Ser. 2014, 4.75%, due 1/1/20	451	(a)
300	Monroe Co. Ind. Dev. Corp. Rev. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/29	333
	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.)
500	Ser. 2013-A, 5.00%, due 10/1/24	548
500	Ser. 2013-A, 5.00%, due 10/1/25	546
250	Ser. 2013-A, 4.00%, due 10/1/26	259
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
1,120	Ser. 2012-A, 5.00%, due 6/1/23	1,233
210	Ser. 2012-A, 5.00%, due 6/1/25	231
1,265	Montgomery Co. Cap. Res. Corp. Lease Ref. Rev. (HFM Boces Proj.), Ser. 2014, (MAC Insured), 5.00%,	1,453
	due 9/1/27
500	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	517
2,000	Nassau Co. G.O. (Gen. Imp. Bonds), Ser. 2013-B, 5.00%, due 4/1/28 Pre-Refunded 4/1/23	2,262
1,770	Nassau Co. IDA Rev. Ref. & Impt. (Cold Spring Harbor Laboratory), Ser. 1999, (LOC: TD Bank N.A.),	1,770	(c)
	1.36%, due 1/1/34
	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.)
500	Ser. 2014, 5.00%, due 7/1/23	554
1,000	Ser. 2014, 5.00%, due 7/1/27	1,107
4,175	Nassau Co. Tobacco Settlement Corp. Asset Backed, Ser. 2006-A-3, 5.13%, due 6/1/46	4,046
	New York City G.O.
950	Ser. 2009-B, 5.00%, due 8/1/22	986
1,000	Ser. 2009-E, 5.00%, due 8/1/21	1,038
650	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Fiscal 2008), Ser. 2007-BB-1,	650	(c)
	(LOC: Bank of Tokyo), 1.68%, due 6/15/36
400	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Generation Rev. Bonds), (LOC: JP	400	(c)
	Morgan Chase), Ser. 2010-DD-2, 1.55%, due 6/15/43
500	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014, 5.38%, due 11/15/40	540	(a)
2,000	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/35	2,438	(d)
1,815	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.00%, due 7/1/27	1,836
780	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America),	846
	Ser. 2013, 4.63%, due 7/1/25
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Manhattan Marymount College),	514
	Ser. 2009, 5.00%, due 7/1/24
900	New York St. Dorm. Au. Rev. Non St. Supported Debt (Montefiore Med. Ctr.), Ser. 2008, (FHA Insured),	902
	5.00%, due 8/1/21

See Notes to Financial Statements	24

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

$1,595	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mount Sinai Sch. of Medicine), Ser. 2009,	$1,657
	5.25%, due 7/1/24 Pre-Refunded 7/1/19
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group),	2,137
	Ser. 2011-A, 4.38%, due 5/1/26 Pre-Refunded 5/1/21
1,375	New York St. Dorm. Au. Rev. Non St. Supported Debt (Rochester Institute of Technology), Ser. 2012,	1,449
	4.00%, due 7/1/28
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. John’s Univ.), Ser. 2007-C, (National Public	2,076
	Finance Guarantee Corp. Insured), 5.25%, due 7/1/19
600	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Joseph’s College), Ser. 2010, 5.25%, due 7/1/25	601
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Touro College & Univ. Sys. Obligated Group)
460	Ser. 2014-A, 4.00%, due 1/1/26	480
470	Ser. 2014-A, 4.00%, due 1/1/27	489
200	Ser. 2014-A, 4.00%, due 1/1/28	207
275	Ser. 2014-A, 4.13%, due 1/1/29	286
1,350	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	1,509
750	New York St. Dorm. Au. Rev. Non St. Supported Debt (Vaughn College of Aeronautics & Technology),	774	(a)
	Ser. 2016, 5.00%, due 12/1/26
	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.)
400	Ser. 2017, 5.00%, due 12/1/35	434	(a)
200	Ser. 2017, 5.00%, due 12/1/36	216	(a)
400	Ser. 2017, 5.00%, due 12/1/37	432	(a)
2,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2012-A, 5.00%, due 12/15/26	2,227
2,000	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking), Ser. 2012-A, 4.00%, due 6/15/26	2,133
	New York St. HFA Rev. (Affordable Hsg.)
1,615	Ser. 2009-B, 4.50%, due 11/1/29	1,639
960	Ser. 2012-F, (SONYMA Insured), 3.05%, due 11/1/27	962
400	New York St. Hsg. Fin. Agy. Rev. (625 W 57th Street), Ser. 2014-A, (LOC: Bank of New York), 1.75%,	400	(c)
	due 5/1/49
1,045	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/27	1,050
	New York St. Muni. Bond Bank Agcy.
1,230	Subser. 2009-B1, 5.00%, due 12/15/23	1,289
1,295	Subser. 2009-B1, 5.00%, due 12/15/24	1,356
1,090	New York St. Thruway Au. Second Gen. Hwy. & Bridge Trust Fund Bonds, Ser. 2009-B, 5.00%, due 4/1/19	1,122
1,500	New York St. Trans. Dev. Corp. Spec. Fac. Ref. Rev. (American Airlines, Inc.-John F Kennedy Int’l Arpt.	1,569
	Proj.), Ser. 2016, 5.00%, due 8/1/31
2,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.),	2,225	(e)
	Ser. 2018, 5.00%, due 1/1/33
1,545	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term B Redev. Proj.),	1,519
	Ser. 2016-A, 4.00%, due 7/1/41
1,250	New York St. Urban Dev. Corp. Ref. Rev., Ser. 2008-D, 5.25%, due 1/1/20	1,278
785	Newburgh, G.O., Ser. 2012-A, 5.00%, due 6/15/22	852
900	Niagara Area Dev. Corp. Rev. (Covanta Energy Proj.), Ser. 2012, 4.00%, due 11/1/24	900	(a)
	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.)
640	Ser. 2012-A, 5.00%, due 5/1/25	696
300	Ser. 2012-A, 5.00%, due 5/1/26	326
1,100	Niagara Falls City Sch. Dist. Ref. Cert. Participation (High Sch. Fac.),	1,167
	Ser. 2015, (AGM Insured), 4.00%, due 6/15/26
1,010	Onondaga Civic Dev. Corp. Ref. Rev., Ser. 2015, 5.00%, due 10/1/29	1,118
500	Onondaga Civic Dev. Corp. Rev. (St. Josephs Hosp. Hlth. Ctr. Proj.), Ser. 2014-A, 5.00%, due 7/1/25	518
	Pre-Refunded 7/1/19
1,000	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-B, 5.00%, due 12/1/19	1,049
1,500	Oyster Bay, G.O., Ser. 2014, (AGM Insured), 3.25%, due 8/1/21	1,530
500	Port Au. New York & New Jersey Cons. Bonds Rev. Ref. (Two Hundred -Third), Ser. 2017, 5.00%, due	548
	4/15/57
1,410	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/28	1,556
1,980	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 5.00%, due 11/1/25	2,168
1,000	Syracuse IDA (Carousel Ctr. Proj.), Ser. 2016-A, 5.00%, due 1/1/31	1,084
190	Triborough Bridge & Tunnel Au. Oblig., Ser. 1998-A, (National Public Finance Guarantee Corp. Insured),	190
	4.75%, due 1/1/24

See Notes to Financial Statements	25

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

(000’s omitted)		(000’s omitted)

	Triborough Bridge & Tunnel Au. Rev.
$1,000	Subser. 2008-D, 5.00%, due 11/15/23 Pre-Refunded 11/15/18	$1,017
765	Subser. 2008-D, 5.00%, due 11/15/23	778
	TSASC Inc. Rev. Ref.
580	Ser. 2017-A, 5.00%, due 6/1/28	661
3,000	Ser. 2017-A, 5.00%, due 6/1/41	3,230
1,405	United Nations Dev. Corp. Rev., Ser. 2009-A, 5.00%, due 7/1/22	1,458
3,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	3,406
1,000	Westchester Co. Local Dev. Corp. Ref. Rev. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	992	(a)
	Westchester Co. Local Dev. Corp. Ref. Rev. (Westchester Med. Ctr.)
825	Ser. 2016, 5.00%, due 11/1/30	904
1,000	Ser. 2016, 3.75%, due 11/1/37	935
1,350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	1,444
		102,274

Ohio 0.7%
500	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	497

Pennsylvania 3.2%
	Pennsylvania St. Turnpike Commission Rev.
285	Ser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	313
305	Subser. 2010-B2, 6.00%, due 12/1/34 Pre-Refunded 12/1/20	335
1,410	Subser. 2010-B2, 6.00%, due 12/1/34	1,551
		2,199

Texas 0.5%
400	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%,	309	(a)(b)
	due 1/1/45

Virgin Islands 0.8%
	Virgin Islands Pub. Fin. Au. Rev.
250	Ser. 2014-A, 5.00%, due 10/1/24	183
500	Ser. 2014-A, 5.00%, due 10/1/29	334
		517
	Total Municipal Notes (Cost $113,628)	116,062

UNITS

Liquidating Trust - Real Estate 2.5%
600	CMS Liquidating Trust (Cost $3,106)	1,740	*(f)(g)

	Total Investments 171.5% (Cost $116,734)	117,802

	Liabilities Less Other Assets (1.2)%	(863)

	Liquidation Value of Variable Rate Municipal Term Preferred Shares	(48,268)
	(net of unamortized deferred offering costs of approximately $32,000) (70.3)%

	Net Assets Applicable to Common Stockholders 100.0%	$68,671

See Notes to Financial Statements	26

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

*	Non-income producing security.

(a)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2018, these securities amounted to approximately $6,868,000, which represents 10.0% of net assets applicable to common stockholders of the Fund. Securities denoted with (a) but without (b) have been deemed by the investment manager to be liquid.

(b)	Illiquid security.

(c)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2018.

(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $2,438,000.

(e)	When-issued security. Total value of all such securities at April 30, 2018 amounted to approximately $2,225,000, which represents 3.2% of net assets applicable to common stockholders of the Fund.

(f)	Value determined using significant unobservable inputs.

(g)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At April 30, 2018, this security amounted to approximately $1,740,000 which represents 2.5% of net assets applicable to common stockholders of the Fund.

Acquisition
Cost
			Percentage		Fair Value
			of Net Assets		Percentage
			Applicable		of Net Assets
			to Common		Applicable
			Stockholders		to Common
			as of		Stockholders
(000’s omitted)	Acquisition	Acquisition	Acquisition	Value as of	as of
Restricted Security	Date	Cost	Date	4/30/2018	4/30/2018
CMS Liquidating Trust	11/21/2012	$3,105	4.0%	$1,740	2.5%

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2018:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Municipal Notes(a)	$—	$116,062	$—	$116,062
Liquidating Trust - Real Estate	—	—	1,740	1,740
Total Investments	$—	$116,062	$1,740	$117,802

(a)	The Schedule of Investments provides a categorization by state/territory or industry for the portfolio.

See Notes to Financial Statements	27

Schedule of Investments New York Intermediate Municipal Fund Inc.
(Unaudited) (cont’d)

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

										Net change
										in unrealized
										appreciation/
										(depreciation)
	Beginning			Change in						from
	balance,	Accrued		unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	Realized	appreciation/			in to	out of	as of	still held as of
	11/1/2017	(premiums)	gain/(loss)	(depreciation)	Purchases	Sales	Level 3	Level 3	4/30/2018	4/30/2018
(000’s omitted)
Investments in
Securities:
Units
Liquidating
Trust—
Real Estate	$1,710	$—	$—	$30	$—	$—	$ —	$ —	$1,740	$30
Total	$1,710	$—	$—	$30	$—	$—	$ —	$ —	$1,740	$30

As of the six months ended April 30, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2018.

						Impact to
						valuation
						from
Asset	Fair value	Valuation	Unobservable	Range	Input value	decrease
class	at 4/30/2018	approach	input	per unit	per unit	in input
Units	$1,740,000	Income Approach	Appraised value	$2,592 - $2,903	$2,903	Decrease

See Notes to Financial Statements	28

Statements of Assets and Liabilities (Unaudited)

Neuberger Berman
(000’s omitted except per share amounts)

	CALIFORNIA		NEW YORK
	INTERMEDIATE	INTERMEDIATE	INTERMEDIATE
	MUNICIPAL	MUNICIPAL	MUNICIPAL
	FUND INC.	FUND INC.	FUND INC.
	April 30, 2018	April 30, 2018	April 30, 2018
Assets
Investments in securities, at value* (Note A)—
see Schedule of Investments:
Unaffiliated issuers(a)	$141,644	$457,194	$117,802
Cash	56	90	1,841
Interest receivable	1,679	6,401	1,717
Receivable for securities sold	35	385	—
Total Assets	143,414	464,070	121,360
Liabilities
Variable Rate Municipal Term Preferred Shares, Series A ($100,000 liquidation value per share; 590, 1,794 and 483 shares outstanding for California, Intermediate and New York, respectively) † (Note A)	58,966	179,334	48,268
Distributions payable—preferred shares	138	421	113
Distributions payable—common stock	249	1,174	200
Payable to investment manager (Note B)	29	95	24
Payable for securities purchased	2,256	2,223	3,995
Payable to administrator (Note B)	35	114	29
Payable to directors	3	3	3
Accrued expenses and other payables	58	83	57
Total Liabilities	61,734	183,447	52,689
Net Assets applicable to Common Stockholders	$81,680	$280,623	$68,671
Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$78,453	$258,325	$70,706
Undistributed net investment income/(loss)	—	4,701	28
Distributions in excess of net investment income	(473)	—	—
Accumulated net realized gains/(losses) on investments	(3,133)	(10,985)	(3,131)
Net unrealized appreciation/(depreciation) in value of investments	6,833	28,582	1,068
Net Assets applicable to Common Stockholders	$81,680	$280,623	$68,671
Shares of Common Stock Outstanding ($0.0001 par value; 999,996,410, 999,990,206 and 999,996,517 shares authorized for California, Intermediate and New York, respectively)	5,551	18,804	5,077
Net Asset Value Per Share of Common Stock Outstanding	$14.71	$14.92	$13.52

* Cost of Investments
(a) Unaffiliated Issuers	$134,811	$428,612	$116,734
† Net of unamortized deferred offering costs of approximately:	$34	$66	$32

See Notes to Financial Statements	29

Statements of Operations (Unaudited)

Neuberger Berman
(000’s omitted)

	CALIFORNIA		NEW YORK
	INTERMEDIATE	INTERMEDIATE	INTERMEDIATE
	MUNICIPAL	MUNICIPAL	MUNICIPAL
	FUND INC.	FUND INC.	FUND INC.
	For the Six	For the Six	For the Six
	Months Ended	Months Ended	Months Ended
	April 30, 2018	April 30, 2018	April 30, 2018
Investment Income:
Income (Note A):
Interest income-unaffiliated issuers	2,742	10,324	2,357
Expenses:
Investment management fees (Note B)	176	578	147
Administration fees (Note B)	211	694	176
Audit fees	29	29	29
Basic maintenance expense (Note A)	20	20	20
Custodian and accounting fees	37	48	35
Insurance expense	2	8	2
Legal fees	11	37	12
Stockholder reports	2	5	2
Stock exchange listing fees	2	5	1
Stock transfer agent fees	14	14	14
Distributions to variable rate municipal term preferred shareholders
and amortization of offering costs (Note A)	745	2,249	612
Directors’ fees and expenses	22	22	22
Miscellaneous	12	20	9
Total expenses	1,283	3,729	1,081
Total net expenses	1,283	3,729	1,081
Net investment income/(loss)	$1,459	$6,595	$1,276

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	48	19	(181)
Change in net unrealized appreciation/(depreciation)
in value of:
Investment securities of unaffiliated issuers	(2,638)	(9,766)	(2,724)
Net gain/(loss) on investments	(2,590)	(9,747)	(2,905)
Net increase/(decrease) in net assets applicable to Common
Stockholders resulting from operations	$(1,131)	$(3,152)	$(1,629)

See Notes to Financial Statements	30

Statements of Changes in Net Assets

Neuberger Berman
(000’s omitted)

	CALIFORNIA INTERMEDIATE		INTERMEDIATE
	MUNICIPAL FUND INC.		MUNICIPAL FUND INC.
	Six Months		Six Months
	Ended		Ended
	April 30, 2018	Year Ended	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017	(Unaudited)	October 31, 2017
Increase/(Decrease) in Net Assets Applicable
to Common Stockholders:
From Operations (Note A):
Net investment income/(loss)	$1,459	$3,391	$6,595	$13,880
Net realized gain/(loss) on investments	48	3	19	(1,300)
Change in net unrealized appreciation/
(depreciation) of investments	(2,638)	(2,332)	(9,766)	(7,703)
Net increase/(decrease) in net assets applicable to
Common Stockholders resulting from operations	(1,131)	1,062	(3,152)	4,877
Distributions to Common Stockholders
From (Note A):
Net investment income	(1,670)	(3,590)	(7,520)	(15,650)
From Capital Share Transactions (Note D):
Proceeds from reinvestment of dividends
and distributions	—	12	—	222
Net Increase/(Decrease) in Net Assets
Applicable to Common Stockholders	(2,801)	(2,516)	(10,672)	(10,551)
Net Assets Applicable to
Common Stockholders:
Beginning of period	84,481	86,997	291,295	301,846
End of period	$81,680	$84,481	$280,623	$291,295
Undistributed net investment income/(loss)
at end of period	$—	$—	$4,701	$5,626
Distributions in excess of net investment income
at end of period	$(473)	$(262)	$—	$—

See Notes to Financial Statements	31

NEW YORK INTERMEDIATE
MUNICIPAL FUND INC.
Six Months
Ended
April 30, 2018	Year Ended
(Unaudited)	October 31, 2017

$1,276	$2,800
(181)	(473)

(2,724)	(1,914)

(1,629)	413

(1,309)	(2,728)

—	—

(2,938)	(2,315)

71,609	73,924
$68,671	$71,609

$28	$61

$—	$—

See Notes to Financial Statements	32

Notes to Financial Statements Intermediate Municipal Closed-End Funds (Unaudited)

Note A—Summary of Significant Accounting Policies:

1

General: Neuberger Berman California Intermediate Municipal Fund Inc. (“California”), Neuberger Berman Intermediate Municipal Fund Inc. (“Intermediate”) and Neuberger Berman New York Intermediate Municipal Fund Inc. (“New York”) (each individually a “Fund”, and collectively, the “Funds”) were organized as Maryland corporations on July 29, 2002. California and New York registered as non-diversified, closed-end management investment companies and Intermediate registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund. Each Fund is currently a diversified fund. The Funds’ Boards of Directors (each Fund’s Board of Directors, a “Board”) may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.

A zero balance, if any, reflects an actual amount rounding to less than $1,000.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.”

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires Neuberger Berman Investment Advisers LLC (“NBIA” or “Management”) to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2

Portfolio valuation: In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 –	quoted prices in active markets for identical investments

●	Level 2 –	other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

●	Level 3 –	unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal notes and liquidating trust - real estate is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal securities and units include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3

Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4

Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a regulated investment company (“RIC”) by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.

The Funds have adopted the provisions of ASC 740 “Income Taxes” (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2018, the Funds did not have any unrecognized tax positions.

At April 30, 2018, selected Fund information for all long security positions for U.S. federal income tax purposes was as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
(000’s omitted)	Cost	Appreciation	Depreciation	(Depreciation)
California	$134,811	$7,797	$964	$6,833
Intermediate	428,792	32,059	3,657	28,402
New York	116,906	3,363	2,467	896

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences, if any, are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences, capital loss carryforwards expiring and differing characterization of distributions made by each Fund.

As determined on October 31, 2017, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences are attributed to the tax treatment of partnership basis adjustments, prior year partnership adjustments, defaulted bonds, non-deductible Variable Rate Municipal Term Preferred Shares, Series A (“VMTPS”), and expiration of capital loss carryforwards. These reclassifications had no effect on net income, net asset value (“NAV”) or NAV per share of each Fund. For the year ended October 31, 2017, the Funds recorded the following permanent reclassifications:

			Accumulated Net
		Undistributed	Realized Gains/
		Net Investment	(Losses) on
	Paid-in Capital	Income/(Loss)	Investments
California	$(813,250)	$29,565	$783,685
Intermediate	(9,609,985)	110,711	9,499,274
New York	(1,081,500)	76,349	1,005,151

The tax character of distributions paid during the years ended October 31, 2017 and October 31, 2016 was as follows:

	Distributions Paid From:
	Ordinary Income		Tax-Exempt Income		Total
	2017	2016	2017	2016	2017	2016
California	$33,345	$30,146	$4,743,113	$5,188,627	$4,776,458	$5,218,773
Intermediate	187,099	178,448	19,069,206	19,536,613	19,256,305	19,715,061
New York	71,711	54,767	3,627,414	3,856,004	3,699,125	3,910,771

As of October 31, 2017, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed	Undistributed	Unrealized	Loss	Other
	Tax-Exempt	Long-Term	Appreciation/	Carryforwards	Temporary
	Income	Capital Gain	(Depreciation)	and Deferrals	Differences	Total
California	$126,631	$—	$9,471,339	$(3,180,626)	$(389,282)	$6,028,062
Intermediate	7,214,827	—	38,168,615	(10,825,249)	(1,588,752)	32,969,441
New York	369,262	—	3,618,456	(2,776,692)	(307,897)	903,129

The temporary differences between book basis and tax basis distributable earnings are primarily due to: timing differences of distribution payments, partnership basis adjustments, capital loss carryforwards and defaulted bond income adjustments.

To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. The Regulated Investment Company Modernization Act of 2010 made changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term (“Post-Enactment”). Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character (“Pre-Enactment”). As determined at October 31, 2017, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

	Pre-Enactment
	Expiring in:
	2018	2019
California	$—	$—
Intermediate	302,263	—
New York	—	7,374

	Post-Enactment (No Expiration Date)
	Long-Term	Short-Term
California	$2,792,194	$388,432
Intermediate	8,932,302	1,590,684
New York	2,303,637	465,681

Post-Enactment capital loss carryforwards must be fully used before Pre-Enactment capital loss carryforwards; therefore, under certain circumstances, Pre-Enactment capital loss carryforwards available as of the report date may expire unused.

During the year ended October 31, 2017, California, Intermediate and New York had capital loss carryforwards expire of $783,685, $9,552,881 and $1,053,807, respectively.

During the year ended October 31, 2017, California utilized capital loss carryforwards of $2,281.

5

Distributions to common stockholders: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay monthly distributions to common stockholders. Distributions from net realized capital gains, if any, are normally distributed in December. Distributions to common stockholders are recorded on the ex-date. Distributions to preferred stockholders are accrued and determined as described in Note A.

On May 15, 2018, each Fund declared a monthly distribution to common stockholders payable June 15, 2018, to stockholders of record on May 31, 2018, with an ex-date of May 30, 2018 as follows:

Distribution per share
California	$0.0448
Intermediate	0.0624
New York	0.0393

On June 15, 2018, each Fund declared a monthly distribution to common stockholders payable July 16, 2018, to stockholders of record on June 29, 2018, with an ex-date of June 28, 2018 as follows:

Distribution per share
California	$0.0448
Intermediate	0.0624
New York	0.0393

6

Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company (e.g., a Fund) are allocated among the Funds and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.

7	Financial leverage: On June 24, 2014, the Funds re-classified unissued shares of capital stock into VMTPS as follows:

Shares
California	590
Intermediate	1,794
New York	483

On June 30, 2014, July 1, 2014 and July 2, 2014, the Funds issued VMTPS as follows:

Shares
California	590
Intermediate	1,794
New York	483

Each Fund’s VMTPS have a liquidation preference of $100,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon (“VMTPS Liquidation Value”). Distributions on the VMTPS are accrued daily and paid monthly at a floating rate. For financial reporting purposes only, the liquidation preference of the VMTPS is recognized as a liability in each Fund’s Statement of Assets and Liabilities.

The distribution rate for each Fund’s VMTPS is calculated based on the applicable SIFMA (Securities Industry and Financial Markets Association) Municipal Swap Index plus a spread. The table below sets forth key terms of each Fund’s VMTPS.

		Term		Aggregate
		Redemption	Shares	Liquidation
Fund	Series	Date	Outstanding	Preference
California	Series A	6/30/2019	590	$59,000,000
Intermediate	Series A	7/1/2019	1,794	$179,400,000
New York	Series A	7/2/2019	483	$48,300,000

The Funds have paid up front expenses in connection with offering the VMTPS, which are being amortized over the life of the VMTPS. The expenses are included in the “Distributions to variable rate municipal term preferred shareholders and amortization of offering costs (Note A)” line item that is reflected in the Statements of Operations.

Each Fund may redeem VMTPS, in whole or in part, at its option after giving a minimum amount of notice to the relevant holders of its VMTPS, but will incur additional expenses if it chooses to so redeem. Each Fund is also subject to certain restrictions relating to the VMTPS. Failure to comply with these restrictions could preclude a Fund from declaring any distributions to common stockholders or repurchasing common stock and/or could trigger the mandatory redemption of VMTPS at VMTPS Liquidation Value. The holders of VMTPS are entitled to one vote per share and will vote with holders of common stock as a single class, except that the holders of VMTPS will vote separately as a class on certain matters, as required by law or the Fund’s organizational documents. The holders of VMTPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on VMTPS for two consecutive years.

During the period ended April 30, 2018, the average aggregate liquidation preference outstanding and average annualized distribution rate of VMTPS were $59,000,000 and 2.50%, $179,400,000 and 2.50%, and $48,300,000 and 2.50%, for California, Intermediate and New York, respectively.

8

Concentration of risk: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. California and New York normally invest a substantial portion of their assets in municipal bonds of issuers located in the state of California and the state of New York, respectively. The value of each of these Funds’ securities are more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

9

Indemnifications: Like many other companies, the Funds’ organizational documents provide that their officers (“Officers”) and directors (“Directors”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, both in some of their principal service contracts and in the normal course of their business, the Funds enter into contracts that provide indemnifications to other parties for certain types of losses or liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against each Fund.

10

Arrangements with certain non-affiliated service providers: In order to satisfy rating agency requirements, each Fund is required to provide the rating agency that rates its VMTPS a report on a monthly basis verifying that each Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by the rating agency as one of the conditions to maintain its rating on the VMTPS. “Discounted value” refers to the fact that the rating agency requires each Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. Each Fund pays a fee to State Street Bank and Trust Company (“State Street”) for the preparation of this report which is reflected in the Statements of Operations under the caption “Basic maintenance expense (Note A).”

Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:

Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, any VMTPS Liquidation Value is not considered a liability.

Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

Note C—Securities Transactions:

During the six months ended April 30, 2018, there were purchase and sale transactions of long-term securities as follows:

(000’s omitted)	Purchases	Sales
California	$11,256	$8,807
Intermediate	51,005	51,797
New York	11,627	10,822

Note D—Capital:

Transactions in shares of common stock for the six months ended April 30, 2018 and for the year ended October 31, 2017 were as follows:

	Stock Issued on		Net Increase/(Decrease)
	Reinvestment of Dividends		in Common Stock
	and Distributions		Outstanding
	2018	2017	2018	2017
California	—	804	—	804
Intermediate	—	14,429	—	14,429
New York	—	—	—	—

Note E—Custodian Out-of-Pocket Expenses Refunded:

In May 2016, the Funds’ custodian, State Street, announced that it had identified inconsistencies in the way in which the Funds were invoiced for categories of expenses, particularly those deemed “out-of-pocket” costs, from 1998 through November 2015. The amounts in the table below represent the refunded expenses and interest determined to be payable to the Funds for the period in question. These amounts were refunded to the Funds by State Street during the year ended October 31, 2017.

	Expenses	Interest Paid to
	Refunded	the Funds
California	$44,975	$2,910
Intermediate	65,069	3,963
New York	39,182	2,629

Note F—Recent Accounting Pronouncement:

In March 2017, FASB issued Accounting Standards Update No. 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”). ASU 2017-08 shortens the amortization period to the earliest call date for certain purchased callable debt securities held at a premium. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact of applying this guidance.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

California Intermediate Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “-” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017		2016	2015	2014	2013
Common Stock Net Asset Value,
Beginning of Period	$15.22		$15.67		$15.34	$15.51	$14.46	$15.85

Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income/(Loss)@	0.26		0.61		0.63	0.64	0.72	0.79
Net Gains or Losses on Securities
(both realized and unrealized)	(0.47)		(0.41)		0.47	0.01	1.16	(1.34)
Common Stock Equivalent of Distributions to
AMPs Preferred Stockholders From:
Net Investment Income@	—		—		—	—	(0.01)	(0.02)
Total From Investment Operations
Applicable to Common Stockholders	(0.21)		0.20		1.10	0.65	1.87	(0.57)

Less Distributions to Common
Stockholders From:
Net Investment Income	(0.30)		(0.65)		(0.77)	(0.82)	(0.82)	(0.82)
Common Stock Net Asset Value,
End of Period	$14.71		$15.22		$15.67	$15.34	$15.51	$14.46
Common Stock Market Value,
End of Period	$12.62		$13.91		$15.57	$15.33	$15.53	$14.26
Total Return, Common Stock Net Asset Value†	(1.14	)%*	1.60%[a]		7.28%	4.37%	13.28%	(3.65)%
Total Return, Common Stock Market Value†	(7.20	)%*	(6.55)%[a]		6.67%	4.16%	15.02%	(9.60)%

Supplemental Data/Ratios††
Net Assets Applicable to Common
Stockholders, End of Period (in millions)	$81.7		$84.5		$87.0	$85.0	$85.9	$80.0
Preferred Stock Outstanding,
End of Period (in millions)^	$59.0	ØØ	$59.0	ØØ	$59.0	$59.0	$59.0	$59.0
Preferred Stock Liquidation Value Per Share^	$100,000		$100,000		$100,000	$100,000	$100,000	$25,000
Ratios are Calculated Using
Average Net Assets Applicable to
Common Stockholders
Ratio of Gross ExpensesØ	3.11	%**	2.76%		2.40%	2.20%	1.70%	1.43%
Ratio of Net ExpensesØ	3.11	%**	2.70%[b]		2.40%	2.20%	1.70%	1.43%‡
Ratio of Net Investment Income/(Loss)
Excluding AMPs Preferred Stock Distributions^	3.54	%**	4.04%[b]		3.95%	4.16%	4.85%[c]	5.19%[c]
Portfolio Turnover Rate	6	%*	36%		12%	9%	24%	47%
Asset Coverage Per Share, of Preferred
Stock, End of Period¢	$238,617		$243,283		$247,614	$244,175	$245,704	$58,900

See Notes to Financial Highlights	40

Financial Highlights

Intermediate Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “-” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017		2016	2015	2014	2013
Common Stock Net Asset Value,
Beginning of Period	$15.49		$16.06		$15.84	$16.11	$14.54	$15.96

Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income/(Loss)@	0.35		0.74		0.77	0.81	0.88	0.89
Net Gains or Losses on Securities
(both realized and unrealized)	(0.52)		(0.48)		0.35	(0.18)	1.55	(1.45)
Common Stock Equivalent of Distributions to
AMPs Preferred Stockholders From:
Net Investment Income@	—		—		—	—	(0.01)	(0.02)
Total From Investment Operations
Applicable to Common Stockholders	(0.17)		0.26		1.12	0.63	2.42	(0.58)

Less Distributions to Common
Stockholders From:
Net Investment Income	(0.40)		(0.83)		(0.90)	(0.90)	(0.85)	(0.84)
Common Stock Net Asset Value,
End of Period	$14.92		$15.49		$16.06	$15.84	$16.11	$14.54
Common Stock Market Value,
End of Period	$13.53		$14.92		$15.34	$15.53	$15.42	$14.10
Total Return, Common Stock Net Asset Value†	(0.93	)%*	1.83%[a]		7.19%	4.21%	17.24%	(3.59)%
Total Return, Common Stock Market Value†	(6.73	)%*	2.68%[a]		4.42%	6.74%	15.72%	(9.19)%

Supplemental Data/Ratios††
Net Assets Applicable to Common
Stockholders, End of Period (in millions)	$280.6		$291.3		$301.8	$297.3	$302.3	$272.9
Preferred Stock Outstanding,
End of Period (in millions)^^	$179.3	ØØ	$179.3	ØØ	$179.4	$179.4	$179.4	$179.4
Preferred Stock Liquidation Value Per Share^^	$100,000		$100,000		$100,000	$100,000	$100,000	$25,000
Ratios are Calculated Using
Average Net Assets Applicable to
Common Stockholders
Ratio of Gross ExpensesØ	2.62	%**	2.31%		2.00%	1.84%	1.41%	1.17%
Ratio of Net ExpensesØ	2.62	%**	2.29%[b]		2.00%	1.84%	1.41%	1.17%‡
Ratio of Net Investment Income/(Loss)
Excluding AMPs Preferred Stock Distributions^^	4.64	%**	4.78%[b]		4.70%	5.05%	5.77%[c]	5.78%[c]
Portfolio Turnover Rate	11	%*	20%		19%	9%	24%	40%
Asset Coverage Per Share, of Preferred
Stock, End of Period¢	$256,621		$262,497		$268,414	$265,828	$268,620	$63,026

See Notes to Financial Highlights	41

Financial Highlights

New York Intermediate Municipal Fund Inc.

The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A “-” indicates that the line item was not applicable in the corresponding period.

	Six Months
	Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017		2016	2015	2014	2013
Common Stock Net Asset Value,
Beginning of Period	$14.10		$14.56		$14.31	$14.52	$13.71	$15.03

Income From Investment Operations
Applicable to Common Stockholders:
Net Investment Income/(Loss)@	0.25		0.55		0.57	0.60	0.67	0.71
Net Gains or Losses on Securities
(both realized and unrealized)	(0.57)		(0.47)		0.30	(0.09)	0.93	(1.23)
Common Stock Equivalent of Distributions to
AMPs Preferred Stockholders From:
Net Investment Income@	—		—		—	—	(0.01)	(0.02)
Total From Investment Operations
Applicable to Common Stockholders	(0.32)		0.08		0.87	0.51	1.59	(0.54)

Less Distributions to Common
Stockholders From:
Net Investment Income	(0.26)		(0.54)		(0.62)	(0.72)	(0.78)	(0.78)
Common Stock Net Asset Value,
End of Period	$13.52		$14.10		$14.56	$14.31	$14.52	$13.71
Common Stock Market Value,
End of Period	$11.60		$12.44		$13.44	$13.78	$14.11	$12.97
Total Return, Common Stock Net Asset Value†	(2.02	)%*	1.04%[a]		6.27%	3.70%	12.16%	(3.50)%
Total Return, Common Stock Market Value†	(4.72	)%*	(3.43)%[a]		1.87%	2.76%	15.21%	(12.82)%

Supplemental Data/Ratios††
Net Assets Applicable to Common
Stockholders, End of Period (in millions)	$68.7		$71.6		$73.9	$72.6	$73.7	$69.6
Preferred Stock Outstanding,
End of Period (in millions)^^^	$48.3	ØØ	$48.3	ØØ	$48.3	$48.3	$48.3	$48.3
Preferred Stock Liquidation Value Per Share^^^	$100,000		$100,000		$100,000	$100,000	$100,000	$25,000
Ratios are Calculated Using
Average Net Assets Applicable to
Common Stockholders
Ratio of Gross ExpensesØ	3.10	%**	2.75%		2.39%	2.19%	1.71%	1.43%
Ratio of Net ExpensesØ	3.10	%**	2.69%[b]		2.39%	2.19%	1.71%	1.43%‡
Ratio of Net Investment Income/(Loss)
Excluding AMPs Preferred Stock Distributions^^^	3.67	%**	3.92%[b]		3.90%	4.14%	4.75%[c]	4.93%[c]
Portfolio Turnover Rate	9	%*	25%		10%	18%	32%	52%
Asset Coverage Per Share, of Preferred
Stock, End of Period¢	$242,345		$248,341		$253,212	$250,512	$252,753	$61,059

See Notes to Financial Highlights	42

Notes to Financial Highlights (Unaudited)

@	Calculated based on the average number of shares of common stock outstanding during each fiscal period.

†	Total return based on per share NAV reflects the effects of changes in NAV on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund’s distribution reinvestment plan. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns may fluctuate and shares of common stock when sold may be worth more or less than original cost.

*	Not annualized.

††	Expense ratios do not include the effect of distributions on Auction Market Preferred Shares (“AMPs”). Income ratios include income earned on assets attributable to the VMTPS (AMPs prior to June 30, 2014, July 1, 2014 and July 2, 2014 for California, Intermediate and New York, respectively) outstanding.

^	Prior to June 30, 2014, California had AMPs outstanding. On June 30, 2014, California issued 590 VMTPS and redeemed its outstanding AMPs.

^^	Prior to July 1, 2014, Intermediate had AMPs outstanding. On July 1, 2014, Intermediate issued 1,794 VMTPS and redeemed its outstanding AMPs.

^^^	Prior to July 2, 2014, New York had AMPs outstanding. On July 2, 2014, New York issued 483 VMTPS and redeemed its outstanding AMPs.

Ø	Distributions on VMTPS are included in expense ratios. The annualized ratios of distributions on VMTPS to average net assets applicable to common stockholders were:

	Six Months Ended April 30,	Year Ended October 31,
	2018	2017	2016	2015	2014
California	1.77%	1.41%	1.06%	0.89%	0.96%
Intermediate	1.56%	1.24%	0.92%	0.77%	0.83%
New York	1.72%	1.36%	1.01%	0.85%	0.91%

**	Annualized.

ØØ

During the year ended October 31, 2017, each Fund adopted FASB’s Accounting Standards Update No. 2015-03. At April 30, 2018, the Value of Preferred Stock Outstanding is being shown net of unamortized deferred offering costs of approximately $34,000, $66,000 and $32,000 for California, Intermediate and New York, respectively. At October 31, 2017, the Value of Preferred Stock Outstanding is being shown net of unamortized deferred offering costs of approximately $49,000, $95,000 and $46,000 for California, Intermediate and New York, respectively.

‡

Each Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. Prior to January 1, 2013, each Fund had an expense offset arrangement in connection with its custodian contract. Had the Funds not received expense reductions related to expense offset arrangements, the annualized ratios of net expenses to average daily net assets applicable to common stockholders would have been:

Year Ended October 31,
2013
California	1.43%
Intermediate	1.17%
New York	1.43%

¢	Calculated by subtracting the Fund’s total liabilities (excluding the liquidation preference of VMTPS and accumulated unpaid distributions on VMTPS (AMPs prior to June 30, 2014, July 1, 2014 and July 2, 2014 for California, Intermediate and New York, respectively)) from the Fund’s total assets and dividing by the number of VMTPS/AMPs outstanding.

a	The Custodian Out-of-Pocket Expenses Refunded listed in Note E of the Notes to Financial Statements had no impact on the Funds’ total returns for the year ended October 31, 2017.

b	Custodian Out-of-Pocket Expenses Refunded, as listed in Note E of the Notes to Financial Statements, which is non-recurring, is included in these ratios on a non-annualized basis. Had the Funds not received the refund the annualized ratios of net expenses to average net assets and net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets Year Ended October 31, 2017	Ratio of Net Investment Income/ (Loss) to Average Net Assets Year Ended October 31, 2017
California	2.76%	3.98%
Intermediate	2.31%	4.75%
New York	2.75%	3.86%

c	The annualized ratios of distributions on AMPs to average net assets applicable to common stockholders were:

	Year Ended October 31,
	2014	2013
California	0.05%	0.13%
Intermediate	0.04%	0.12%
New York	0.05%	0.12%

Distribution Reinvestment Plan for each Fund

American Stock Transfer & Trust Company, LLC (the “Plan Agent”) will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a “Participant”), will open an account for each Participant under the Distribution Reinvestment Plan (“Plan”) in the same name as their then-current shares of the Fund’s common stock (“Shares”) are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an “ex-dividend” basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.

Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at 6201 15th Avenue, Brooklyn, NY, 11219 or online at www.astfinancial.com.

Directory

Investment Manager and Administrator Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104-0002 877.461.1899 or 212.476.8800	Plan Agent American Stock Transfer & Trust Company, LLC Plan Administration Department P.O. Box 922 Wall Street Station New York, NY 10269-0560

Custodian State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Overnight correspondence should be sent to: American Stock Transfer & Trust Company, LLC 6201 15th Avenue Brooklyn, NY 11219

Transfer Agent American Stock Transfer & Trust Company, LLC 6201 15th Avenue Brooklyn, NY 11219	Legal Counsel K&L Gates LLP 1601 K Street, NW Washington, DC 20006-1600 Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the Securities and Exchange Commission’s website, at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, upon request, without charge, by calling 800-877-9700 (toll-free), on the Securities and Exchange Commission’s website at www.sec.gov, and on Management’s website at www.nb.com.

Quarterly Portfolio Schedule

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll-free).

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◼Social Security number and account balances
◼income and transaction history
◼credit history and credit scores

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800.223.6448

This is not part of the Funds’ stockholder report.

Who we are
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do
How does Neuberger Berman protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We restrict access to customer information to those employees who need to know such information in order to perform their job responsibilities.

How does Neuberger Berman collect my personal information?

We collect your personal information, for example, when you

◼open an account or provide account information
◼seek advice about your investments or give us your income information
◼give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◼sharing for affiliates’ everyday business purposes—information about your creditworthiness
◼affiliates from using your information to market to you
◼sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◼Our affiliates include companies with a Neuberger Berman name; financial companies, such as investment advisers, broker dealers; mutual funds, and private investment funds.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

◼Nonaffiliates we share with can include companies that perform administrative services on our behalf (such as vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers, dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◼Neuberger Berman doesn’t jointly market.

This is not part of the Funds’ stockholder report.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Internal Sales & Services
877.461.1899
www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of stockholders and is not an offer for shares of the Funds.

 I0208 06/18

Item 2. Code of Ethics.
The Board of Directors (“Board”) of Neuberger Berman California Intermediate Municipal Fund Inc. (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Advisers Management Trust’s Form N-CSRS, Investment Company Act file number 811-04255 (filed August 25, 2016).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.
Not applicable to semi-annual reports on Form N-CSR.

Item 6. Schedule of Investments.
The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report included as Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semi-annual reports on Form N-CSR.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to semi-annual reports on Form N-CSR. There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No reportable purchases for the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which stockholders may recommend nominees to the Board.
Item 11. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)	The Fund did not engage in any securities lending activity during the fiscal period ended April 30, 2018.
(b)	The Fund did not did not engage in any securities lending activity and did not engage a securities lending agent during the fiscal period ended April 30, 2018.
Item 13. Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Advisers Management Trust’s Form N-CSRS, Investment Company Act file number 811-04255 (filed August 25, 2016).
(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman California Intermediate Municipal Fund Inc.
By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: July 6, 2018

By:/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 6, 2018